Tax	12 Months Ended
Dec. 31, 2019
9. Tax
Tax

The notes included in this section focus on the results and performance of the Barclays Bank Group. Information on the segmental performance, income generated, expenditure incurred, tax, and dividends are included here.

9 Tax

Accounting for income taxes

Barclays Bank Group applies IAS 12 Income Taxes in accounting for taxes on income. Income tax payable on taxable profits (current tax) is recognised as an expense in the periods in which the profits arise. Withholding taxes are also treated as income taxes. Income tax recoverable on tax allowable losses is recognised as a current tax asset only to the extent that it is regarded as recoverable by offsetting against taxable profits arising in the current or prior periods. Current tax is measured using tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.

Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except in certain circumstances where the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss. Deferred tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date which are expected to apply when the deferred tax asset is realised or the deferred tax liability is settled. Deferred tax assets and liabilities are only offset when there is both a legal right to set-off and an intention to settle on a net basis.

Barclays Bank Group considers an uncertain tax position to exist when it considers that ultimately, in the future, the amount of profit subject to tax may be greater than the amount initially reflected in the Barclays Bank Group’s tax returns. The Barclays Bank Group accounts for provisions in respect of uncertain tax positions in two different ways.

A current tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will alter the amount of cash tax due to, or from, a tax authority in the future. From recognition, the current tax provision is then measured at the amount the Barclays Bank Group ultimately expects to pay the tax authority to resolve the position. Effective from 1 January 2019, the Barclays Bank Group changed its accounting policy on the accrual of interest and penalty amounts in respect of uncertain income tax positions and now recognises such amounts as an expense within profit before tax and will continue to do so in future periods. The prior periods’ tax charges have not been restated because the accrual for interest and penalties in those periods in respect of uncertain tax positions was not material.

Deferred tax provisions are adjustments made to the carrying value of deferred tax assets in respect of uncertain tax positions. A deferred tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will result in a reduction in the carrying value of the deferred tax asset. From recognition of a provision, measurement of the underlying deferred tax asset is adjusted to take into account the expected impact of resolving the uncertain tax position on the loss or temporary difference giving rise to the deferred tax asset.

The approach taken to measurement takes account of whether the uncertain tax position is a discrete position that will be reviewed by the tax authority in isolation from any other position, or one of a number of issues which are expected to be reviewed together concurrently and resolved simultaneously with a tax authority. The Barclays Bank Group’s measurement of provisions is based upon its best estimate of the additional profit that will become subject to tax. For a discrete position, consideration is given only to the merits of that position. Where a number of issues are expected to be reviewed and resolved together, the Barclays Bank Group will take into account not only the merits of its position in respect of each particular issue but also the overall level of provision relative to the aggregate of the uncertain tax positions across all the issues that are expected to be resolved at the same time. In addition, in assessing provision levels, it is assumed that tax authorities will review uncertain tax positions and that all facts will be fully and transparently disclosed.

Critical accounting estimates and judgements

There are two key areas of judgement that impact the reported tax position. Firstly, the level of provisioning for uncertain tax positions; and secondly, the recognition and measurement of deferred tax assets.

The Barclays Bank Group does not consider there to be a significant risk of a material adjustment to the carrying amount of current and deferred tax balances, including provisions for uncertain tax positions in the next financial year.  The provisions for uncertain tax positions cover a diverse range of issues and reflect advice from external counsel where relevant.  It should be noted that only a proportion of the total uncertain tax positions will be under audit at any point in time, and could therefore be subject to challenge by a tax authority over the next year.

Deferred tax assets have been recognised based on business profit forecasts. Details on the recognition of deferred tax assets are provided in this note.

	2019	2018	2017
	£m	£m	£m
Current tax charge/(credit)
Current year[a]	327	94	(489)
Adjustments in respect of prior years	(50)	(200)	44
	277	(106)	(445)
Deferred tax charge/(credit)
Current year	157	372	1,862
Adjustments in respect of prior years	(102)	(37)	(65)
	55	335	1,797
Tax charge	332	229	1,352

Note

a From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £175m and 2017 by £174m. Further detail can be found in Note 1.

The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2019	2019	2018	2018	2017	2017
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	3,112		1,286		1,758
Tax charge based on the standard UK corporation tax rate of 19% (2018: 19%, 2017: 19.25%)	593	19.0%	244	19.0%	339	19.3%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 26% (2018: 27.1%, 2017: 38.2%))	217	7.0%	104	8.1%	333	18.9%

Recurring items:
Non-creditable taxes including withholding taxes	146	4.7%	156	12.1%	191	10.9%
Impact of UK bank levy being non-deductible	35	1.1%	42	3.3%	59	3.4%
Non-deductible expenses	34	1.1%	67	5.2%	76	4.3%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	15	0.5%	16	1.2%	(61)	(3.5%)
Tax adjustments in respect of share-based payments	(7)	(0.2%)	11	0.9%	2	0.1%
Changes in recognition of deferred tax and effect of unrecognised tax losses	(85)	(2.7%)	(104)	(8.1%)	(72)	(4.1%)
Banking surcharge and other items[a]	(103)	(3.3%)	(69)	(5.4%)	(108)	(6.1%)
AT1 tax credit[a]	(121)	(3.9%)	(123)	(9.6%)	(123)	(7.0%)
Adjustments in respect of prior years	(152)	(4.9%)	(237)	(18.4%)	(21)	(1.2%)
Non-taxable gains and income	(240)	(7.7%)	(232)	(18.0%)	(191)	(10.9%)

Non-recurring items:
One off re-measurement of US deferred tax assets	-	-	-	-	1,177	67.0%
Impact of the UK branch exemption on deferred tax assets	-	-	-	-	(276)	(15.7%)
Non-deductible provisions for UK customer redress	-	-	8	0.6%	-	-
Non-deductible provisions for investigations and litigation	-	-	346	26.9%	66	3.8%
Non-taxable gains and income on divestments	-	-	-	-	(39)	(2.2%)
Total tax charge	332	10.7%	229	17.8%	1,352	76.9%

Note

a From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. The tax charge for the current period has been reduced by £171m (relief at the standard UK corporation tax rate is £121m and the relief at the banking surcharge rate is £50m). Comparatives have been restated, reducing the tax charge for 2018 by £175m and 2017 by £174m (relief at the standard UK corporation tax rate is £123m (2017 and 2018) and the relief at the banking surcharge rate is £52m (2018) and £51m (2017)). The table above has the AT1 tax credit for the current year and prior periods split between the AT1 tax credit line and the banking surcharge line. Further detail can be found in Note 1.

Factors driving the effective tax rate

The effective tax rate of 10.7% is lower than the UK corporation tax rate of 19% primarily due to the impact of non-taxable gains and income in the period, adjustments in respect of prior periods and tax relief on payments made under AT1 instruments. These factors, which have each decreased the effective tax rate, are partially offset by the impact of profits earned outside the UK being taxed at local statutory tax rates that are higher than the UK tax rate and non-creditable taxes.

Effective from 1 January 2019, a change in accounting standards requires the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, to be included in the income statement tax charge. Excluding this accounting change which resulted in tax relief on payments in relation to AT1 instruments of £171m (2018: £175m) being included in the income statement tax charge, the Barclays Bank Group’s effective tax rate would have been 16.2% (2018: 31.4%).

Barclays Bank Group’s future tax charge will be sensitive to the geographic mix of profits earned and the tax rates in force in the jurisdictions that the Group operates in. In the UK, legislation to reduce the corporation tax rate to 17% from 1 April 2020 has been enacted. However, the UK Government has announced its intention to introduce legislation to reverse the planned rate reduction and to maintain the current rate of 19%.

Tax in other comprehensive income

Tax relating to each component of other comprehensive income on page 98 can be found in the consolidated statement of comprehensive income which includes within Other a tax credit of £16m (2018: £27m credit) on other items including share based payments.

Tax in respect of discontinued operations

Tax relating to the discontinued operations can be found in the disposal groups income statement (see Note 39). The tax charge of £nil (2018: £138m) relates to the profit from the ordinary activities of the discontinued operations.

Current tax assets and liabilities

Movements on current assets and liabilities were as follows:

	Barclays Bank Group		Barclays Bank PLC
	2019	2018	2019	2018
	£m	£m	£m	£m
Assets	1,713	376	1,439	115
Liabilities	(621)	(494)	(376)	(242)
As at 1 January	1,092	(118)	1,063	(127)
Income statement from continuing operations[a]	(277)	106	41	371
Income statement from discontinued UK banking business	-	(90)	-	(87)
Other comprehensive income and reserves[a]	293	(7)	288	(31)
Corporate income tax (received)/paid	(894)	409	(919)	150
Transfer to Barclays Bank UK PLC[b]	-	677	-	676
Other movements	364	115	252	111
	578	1,092	725	1,063
Assets	898	1,713	946	1,439
Liabilities	(320)	(621)	(221)	(376)
As at 31 December	578	1,092	725	1,063

Note

a Due to the IAS 12 update impacting AT1 tax credits, the 2018 comparative has been restated to reflect the £175m tax credit in the income statement, whereas it was previously recorded in retained earnings. Further detail can be found in Note 1.

b Related to the transfer of current tax liabilities to Barclays Bank UK PLC as part of the disposal of the UK banking business.

Deferred tax assets and liabilities

The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group		Barclays Bank PLC
	2019	2018	2019	2018
	£m	£m	£m	£m
Intermediate Holding Company ("IHC Tax Group")	1,037	1,454	-	-
US Branch Tax Group	1,015	1,087	1,015	1,087
UK Tax Group	-	3	-	5
Other	408	426	100	157
Deferred tax asset	2,460	2,970	1,115	1,249
Deferred tax liability - UK Tax Group	(80)	-	(80)	-
Net deferred tax	2,380	2,970	1,035	1,249

US deferred tax assets in the IHC and the US Branch

The deferred tax asset in the IHC Tax Group of £1,037m (2018: £1,454m) includes £54m (2018: £220m) relating to tax losses and the deferred tax asset in Barclays Bank PLC’s US Branch Tax Group of £1,015m (2018: £1,087m) includes £84m (2018: £167m) relating to tax losses. Under US tax rules, losses occurring prior to 1 January 2018 can be carried forward and offset against profits for a period of 20 years. The losses first arose in 2011 in the IHC Tax Group and 2008 in the US Branch Tax Group and therefore, any unused amounts may begin to expire in 2031 and 2028 respectively. The deferred tax assets for the IHC and the US Branch Tax Groups’ tax losses are currently projected to be fully utilised by 2020.

UK Tax Group deferred tax assets/liabilities

The deferred tax liability in the UK Tax Group of £80m (2018: £3m deferred tax asset) includes a deferred tax asset of £268m (2018: £nil) relating to tax losses which is offset by a £348m deferred tax liability relating to temporary differences. There is no time limit on utilisation of UK tax losses and business profit forecasts indicate these will be fully recovered.

Other deferred tax assets

The deferred tax asset of £408m (2018: £426m) in other entities within the Barclays Bank Group includes £117m (2018: £142m) relating to tax losses. These deferred tax assets relate to a number of different territories and their recognition is based on profit forecasts or local country law which indicate that it is probable that the losses and temporary differences will be utilised.

US deferred tax assets in the IHC and the US Branch

The deferred tax asset in the IHC Tax Group of £1,037m (2018: £1,454m) includes £54m (2018: £220m) relating to tax losses and the deferred tax asset in Barclays Bank PLC’s US Branch Tax Group of £1,015m (2018: £1,087m) includes £84m (2018: £167m) relating to tax losses. Under US tax rules, losses occurring prior to 1 January 2018 can be carried forward and offset against profits for a period of 20 years. The losses first arose in 2011 in the IHC Tax Group and 2008 in the US Branch Tax Group and therefore, any unused amounts may begin to expire in 2031 and 2028 respectively. The deferred tax assets for the IHC and the US Branch Tax Groups’ tax losses are currently projected to be fully utilised by 2020.

UK Tax Group deferred tax assets/liabilities

The deferred tax liability in the UK Tax Group of £80m (2018: £3m deferred tax asset) includes a deferred tax asset of £268m (2018: £nil) relating to tax losses which is offset by a £348m deferred tax liability relating to temporary differences. There is no time limit on utilisation of UK tax losses and business profit forecasts indicate these will be fully recovered.

Other deferred tax assets

The deferred tax asset of £408m (2018: £426m) in other entities within the Barclays Bank Group includes £117m (2018: £142m) relating to tax losses. These deferred tax assets relate to a number of different territories and their recognition is based on profit forecasts or local country law which indicate that it is probable that the losses and temporary differences will be utilised.

Of the deferred tax asset of £408m (2018: £426m), an amount of £148m (2018: £245m) relates to entities which have suffered a loss in either the current or prior year. This has been taken into account in reaching the above conclusion that these deferred tax assets will be fully recovered in the future.

The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

Barclays Bank Group	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Other provisions	Tax losses carried forward	Share based payments and deferred compensation	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	758	175	38	39	359	112	529	309	1,336	3,655
Liabilities	(16)	(35)	(2)	(434)	-	-	-	-	(198)	(685)
At 1 January 2019	742	140	36	(395)	359	112	529	309	1,138	2,970
Income statement	66	-	-	(5)	(55)	23	17	(7)	(94)	(55)
Other comprehensive income and reserves	-	(46)	(175)	(205)	(10)	2	-	8	71	(355)
Other movements	(118)	(2)	-	(4)	(10)	(10)	(23)	(5)	(8)	(180)
	690	92	(139)	(609)	284	127	523	305	1,107	2,380
Assets	719	110	-	31	284	127	523	305	1,329	3,428
Liabilities	(29)	(18)	(139)	(640)	-	-	-	-	(222)	(1,048)
At 31 December 2019	690	92	(139)	(609)	284	127	523	305	1,107	2,380

Assets[a]	1,232	188	1	49	735	157	596	341	1,346	4,645
Liabilities	(28)	(143)	(69)	(218)	-	-	-	-	(208)	(666)
At 1 January 2018[a]	1,204	45	(68)	(169)	735	157	596	341	1,138	3,979
Income statement from continuing operations	61	(9)	-	(124)	(76)	(62)	(104)	(28)	7	(335)
Income statement from discontinued UK banking business	(48)	-	-	-	-	-	-	-	-	(48)
Other comprehensive income and reserves	-	97	103	(98)	(18)	8	1	(10)	(8)	75
Transfer to Barclays Bank UK PLC[b]	(447)	-	-	-	(279)	-	-	-	(21)	(747)
Other movements	(28)	7	1	(4)	(3)	9	36	6	22	46
	742	140	36	(395)	359	112	529	309	1,138	2,970
Assets	758	175	38	39	359	112	529	309	1,336	3,655
Liabilities	(16)	(35)	(2)	(434)	-	-	-	-	(198)	(685)
At 31 December 2018	742	140	36	(395)	359	112	529	309	1,138	2,970

Notes

a Due to the adoption of IFRS 9 and IFRS 15 on 1 January 2018, additional deferred tax assets of £627m were recognised.

b Related to the transfer of deferred tax assets to Barclays Bank UK PLC as part of the disposal of the UK banking business.